Share Capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Options
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	3,210,000	3,550,000	3,280,000	3,871,500
Options outstanding, weighted average remaining contractual life	2 years 6 months 29 days	2 years 7 months 13 days
Options outstanding, weighted average exercise prices options	$ 0.42	$ .35
Options exercisable, number exercisable	2,690,000	2,898,000
Options exercisable, weighted average remaining contractual life	2 years 3 months	2 years 3 months 11 days
Options exercisable, weighted average exercise prices options	$ 0.42	$ .40
Exercise Price One
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	720,000	740,000
Options outstanding, weighted average remaining contractual life	6 months 4 days	11 months 8 days
Options outstanding, weighted average exercise prices options	$ 0.40	$ .30
Options exercisable, number exercisable	720,000	740,000
Options exercisable, weighted average remaining contractual life	6 months 4 days	11 months 8 days
Options exercisable, weighted average exercise prices options	$ 0.40	$ .30
Exercise Price Two
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	410,000	720,000
Options outstanding, weighted average remaining contractual life	1 year 5 months 1 day	1 year 6 months 7 days
Options outstanding, weighted average exercise prices options	$ 0.50	$ .40
Options exercisable, number exercisable	410,000	720,000
Options exercisable, weighted average remaining contractual life	1 year 5 months 1 day	1 year 6 months 7 days
Options exercisable, weighted average exercise prices options	$ 0.50	$ .40
Exercise Price Three
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	520,000	410,000
Options outstanding, weighted average remaining contractual life	2 years 5 months 26 days	2 years 5 months 1 day
Options outstanding, weighted average exercise prices options	$ 0.40	$ .50
Options exercisable, number exercisable	520,000	410,000
Options exercisable, weighted average remaining contractual life	2 years 5 months 26 days	2 years 5 months 1 day
Options exercisable, weighted average exercise prices options	$ 0.40	$ .50
Exercise Price Four
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	200,000	100,000
Options outstanding, weighted average remaining contractual life	2 years 10 months 10 days	2 years 8 months 12 days
Options outstanding, weighted average exercise prices options	$ 0.275	$ .45
Options exercisable, number exercisable	200,000	100,000
Options exercisable, weighted average remaining contractual life	2 years 10 months 10 days	2 years 8 months 12 days
Options exercisable, weighted average exercise prices options	$ 0.275	$ .45
Exercise Price Five
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	140,000	640,000
Options outstanding, weighted average remaining contractual life	3 years 1 month 20 days	3 years 5 months 26 days
Options outstanding, weighted average exercise prices options	$ 0.35	$ .40
Options exercisable, number exercisable	112,000	512,000
Options exercisable, weighted average remaining contractual life	3 years 1 month 20 days	3 years 5 months 26 days
Options exercisable, weighted average exercise prices options	$ 0.35	$ .40
Exercise Price Six
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	60,000	200,000
Options outstanding, weighted average remaining contractual life	3 years 2 months 19 days	3 years 10 months 13 days
Options outstanding, weighted average exercise prices options	$ 0.40	$ .275
Options exercisable, number exercisable	48,000	120,000
Options exercisable, weighted average remaining contractual life	3 years 2 months 19 days	3 years 10 months 13 days
Options exercisable, weighted average exercise prices options	$ 0.40	$ .275
Exercise Price Seven
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	400,000	140,000
Options outstanding, weighted average remaining contractual life	3 years 5 months 26 days	4 years 1 month 24 days
Options outstanding, weighted average exercise prices options	$ 0.30	$ .35
Options exercisable, number exercisable	320,000	56,000
Options exercisable, weighted average remaining contractual life	3 years 5 months 26 days	4 years 1 month 24 days
Options exercisable, weighted average exercise prices options	$ 0.30	$ .35
Exercise Price Eight
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	680,000	60,000
Options outstanding, weighted average remaining contractual life	4 years 5 months 26 days	4 years 2 months 19 days
Options outstanding, weighted average exercise prices options	$ 0.50	$ .40
Options exercisable, number exercisable	340,000	24,000
Options exercisable, weighted average remaining contractual life	4 years 5 months 26 days	4 years 2 months 19 days
Options exercisable, weighted average exercise prices options	$ 0.50	$ .40
Exercise Price Nine
DisclosureOfShareCapitalLineItems [Line Items]
Options outstanding, number outstanding	80,000	540,000
Options outstanding, weighted average remaining contractual life	4 years 7 months 17 days	4 years 5 months 26 days
Options outstanding, weighted average exercise prices options	$ 0.55	$ .30
Options exercisable, number exercisable	20,000	216,000
Options exercisable, weighted average remaining contractual life	4 years 7 months 17 days	4 years 5 months 26 days
Options exercisable, weighted average exercise prices options	$ 0.55	$ .30